Subsequent Events	9 Months Ended
Sep. 30, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
19.
SUBSEQUENT EVENTS

Subsequent to September 30, 2025, the Group had the following significant events:

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In October 2025, VCL issued $1,700.0 million in principal amount of its 5.875% Senior Notes due 2033. The 2033 VCL Notes are guaranteed by the Company and by VCL’s subsidiaries that guarantee the 2031 VCL Notes. A portion of the net proceeds from the 2033 VCL Notes were used to fund the redemption of all outstanding 2027 VCL Notes, including accrued and unpaid interest, and to pay costs and expenses related to the offering and the redemption. In the fourth quarter of 2025, the Group used a portion of the remaining net proceeds, together with cash on hand, to repay the remaining balances of the Viking Orion, the Viking Mars and the Viking Octantis charters. The balance of the net proceeds, together with cash on hand, will be used to repay the Viking Jupiter charter.

The indenture governing the 2033 VCL Notes contains certain restrictive covenants applicable to VCL and its principal subsidiaries restricting liens, sale and leaseback transactions and mergers (in the case of VCL only), subject to a number of important exceptions and qualifications. The Company, in its capacity as parent guarantor, is not subject to any of these restrictive covenants. VCL and its principal subsidiaries are generally permitted to incur liens securing vessel financings for up to 80% of a vessel’s value. In addition, the indenture governing the 2033 VCL Notes contains a cross-acceleration provision whereby certain specified events of default may cause the 2033 VCL Notes to be immediately due and payable. The 2033 VCL Notes do not contain any financial maintenance covenants.

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In October 2025, the Group took delivery of the Viking Honir, a Longship, and the Viking Thoth, a river vessel that will operate in Egypt.
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In October 2025, the Group cancelled the €167.5 million loan agreement that was previously entered into to finance four Longships and one Longship-Seine scheduled for delivery in 2026 prior to any amounts being drawn down.
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In October 2025, the Group entered into a contract for a portion of its river fuel usage in Europe for the 2026 season. The contract prices are fixed for 40,000 cubic meters and depend on the place of delivery ranging from $59.30 to $73.20 per 100 liters, excluding taxes.
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In October 2025, the Group entered into option agreements for eight river vessels, four of which have an exercise date of September 30, 2028, scheduled for delivery in 2031 and four have an exercise date of September 30, 2029, scheduled for delivery in 2032.
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In November 2025, the Group amended and upsized its revolving credit facility to a total of $1.0 billion, extending the maturity date to November 14, 2030.